BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash	$ 213,156	$ 7,383
Accounts receivable	26,422	6,735
Inventory	390,127	153,492
Other current assets	11,000	3,500
TOTAL CURRENT ASSETS	640,705	171,110
OTHER ASSETS	0	9,644
TOTAL ASSETS	640,705	180,754
CURRENT LIABILITIES
Accounts payable and accrued liabilities	276,957	489,713
Accounts payable - related parties	0	143,122
Secured note	0	0
Term loan	0	3,863
Line of credit	0	113,547
Shareholders advances	0	94,440
TOTAL CURRENT LIABILITIES	276,957	844,685
TOTAL LIABILITIES	276,957	844,685
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred shares, 10,000 shares with par value $0.001 authorized; no shares issued and outstanding at December 31, 2013 and December 31, 2012.	0	0
Common shares, 877,500,000 shares with par value $0.001 authorized; 72,366,667 and 64,350,423 shares issued and outstanding at December 31, 2013 and December 31, 2012, respectively	72,367	64,350
Additional paid in capital	11,969,774	7,037,834
Accumulated Deficit	(11,678,393)	(7,766,115)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	363,748	(663,931)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 640,705	$ 180,754